Balance Sheet Components - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Capitalized internal-use software	$ 9,200	$ 5,839
Less: accumulated amortization	(2,311)	(422)
Internal-use software, net	$ 6,889	$ 5,417